Lease liabilities - Contractual maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 372.4	$ 552.6	$ 602.0
Total contractual cash flows	$ 698.9	1,131.0
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	10 years 9 months 18 days
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 69.8	92.4
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	140.0	179.8
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	111.3	173.8
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 377.8	$ 685.0